Accounts payable and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	March 31, 2026	December 31, 2025
Trade accounts payable	$9,075	$11,147
Accrued payroll	2,776	2,704
Taxes payable	3,654	3,533
Deferred revenue	401	471
Due to related parties (note 13)	41	78
	$15,947	$17,933